Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Preferred stock, no par value (in dollars per share)	$ 0	$ 0	$ 0
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	25,000,000	25,000,000	25,000,000
Common stock, shares issued (in shares)	4,670,049	4,755,524	4,442,691
Common stock, shares outstanding (in shares)	4,670,049	4,755,524	4,442,691
Series A Voting Preferred stock
Preferred stock, shares authorized (in shares)	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0